Goodwill and Intangible Assets - Other Intangible Assets, Net (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 187,530	$ 187,530
Accumulated Amortization	(16,185)	(5,377)
Net Carrying Amount	$ 171,345	$ 182,153
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period Remaining (Years)	15 years 3 months 18 days	16 years
Gross Carrying Amount	$ 17,800	$ 17,800
Accumulated Amortization	(833)	(277)
Net Carrying Amount	$ 16,967	$ 17,523
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period Remaining (Years)	2 years 3 months 18 days	3 years
Gross Carrying Amount	$ 4,600	$ 4,600
Accumulated Amortization	(1,149)	(382)
Net Carrying Amount	$ 3,451	$ 4,218
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period Remaining (Years)	8 years 6 months	9 years 1 month 6 days
Gross Carrying Amount	$ 165,100	$ 165,100
Accumulated Amortization	(14,198)	(4,718)
Net Carrying Amount	$ 150,902	$ 160,382
Other finite-lived intangible assets
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period Remaining (Years)	2 years 4 months 24 days	3 years
Gross Carrying Amount	$ 30	$ 30
Accumulated Amortization	(5)	0
Net Carrying Amount	$ 25	$ 30